Sales and Marketing Expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 1,013,347	€ 1,828,628	€ 2,471,326	€ 3,288,167
GOHIBIC [Member]
Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	500,000	400,000	600,000	500,000
Personnel Costs [Member]
Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 400,000	€ 300,000	1,000,000	700,000
services for Distribution [Member]
Sales and Marketing Expenses [Line Items]
Sales and marketing expenses			€ 200,000	€ 1,600,000